Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Financial Data Regarding Segment

Presented below are financial data regarding the segment:

	2025	2024
	NIS in thousands
Gain (loss) from investment in XTL	(158)	116
Gain (loss) from investment in FORE	(2,025)	225
	(2,183)	341

	2025	2024
	NIS in thousands
Fair value of the investment in XTL	92	250
Fair value of the investment in Fore	122	2,147
	214	2,397

Schedule of Operating Segments

	NIS in thousands
	Cannabis segment	Biomed segment	Total

Year ended December 31, 2025
External revenue	270,200		270,200
Segment profit (loss)	14,358	(2,028)	12,330

General and administrative expenses not attributable to segments			(2,052)
Other expenses, net			(37,522)
Operating Loss			(27,244)

Segment assets	690,338	214	690,552
Segment liabilities	294,195		294,195

	NIS in thousands
	Cannabis segment	Biomed segment	Total

Year ended December 31, 2024
External revenue	238,845	-	238,845
Segment profit (loss)	(39,697)	341	(39,356)

General and administrative expenses not attributable to segments			(40,659)
Other expenses, net			12,807
Operating Profit			(67,208)

Segment assets	760,177	2,397	762,574
Segment liabilities	364,903	-	364,903